4. Property and Equipment, net (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property And Equipment Net Details
Leasehold improvements		$ 265	$ 265
Motor vehicles		120	120
Equipment	290	348	310
Property and equipment, gross	290	733	695
Less accumulated depreciation	(152)	(521)	(380)
Property and equipment, net	$ 138	$ 212	$ 315